CONDENSED CONSOLIDATED STATEMENT OF STOCKHOLDERS EQUITY (DEFICIT) (UNAUDTIED) - USD ($)	Common Stocks	Additional Paid-In Capital	Accumulated Deficit	Total
Balance, amount at Dec. 31, 2022		$ 61,262,912	$ (68,698,389)	$ (7,416,859)
Balance, amount at Dec. 31, 2022		61,262,912	(68,698,389)	(7,416,859)
Balance, amount at Dec. 31, 2022		61,262,912	(68,698,389)	(7,416,859)
Balance, amount at Dec. 31, 2022		61,262,912	(68,698,389)	(7,416,859)
Stock issued for cashless exercise of options, amount		209,330		209,500
Share based payments		520,449		520,449
Net loss			5,668,314	5,668,314
Net income				5,668,314
Balance, shares at Dec. 31, 2023	18,872,022
Balance, amount at Dec. 31, 2023	$ 18,872	61,992,607	(61,951,125)	60,354
Stock issued for exercise of warrants, amount	1,857
Stock issued for cashless exercise of options, amount	$ 2	(2)	0	0
Gain on modification of related party debt	0	10,827,195	0	10,827,195
Share based payments	0	770,216	0	770,216
Net loss	$ 0	0	(2,854,875)	(2,854,875)
Balance, shares at Mar. 31, 2024	18,873,879
Balance, amount at Mar. 31, 2024	$ 18,874	73,590,016	(64,806,000)	8,802,890
Balance, shares at Dec. 31, 2023	18,872,022
Balance, amount at Dec. 31, 2023	$ 18,872	61,992,607	(61,951,125)	60,354
Balance, shares at Jun. 30, 2024	19,210,875
Balance, amount at Jun. 30, 2024	$ 19,211	73,726,457	(70,952,914)	2,792,754
Balance, shares at Dec. 31, 2023	18,872,022
Balance, amount at Dec. 31, 2023	$ 18,872	61,992,607	(61,951,125)	60,354
Net income				(9,459,335)
Balance, shares at Sep. 30, 2024	19,235,630
Balance, amount at Sep. 30, 2024	$ 19,235	73,877,564	(71,410,460)	2,486,339
Balance, shares at Dec. 31, 2023	18,872,022
Balance, amount at Dec. 31, 2023	$ 18,872	61,992,607	(61,951,125)	60,354
Stock issued for cashless exercise of options, amount		17,495		17,500
Gain on modification of related party debt		10,827,195		10,827,195
Share based payments		1,088,923		1,088,923
Net loss			(10,802,111)	(10,802,111)
Net income				(10,802,111)
Balance, shares at Dec. 31, 2024	19,235,631
Balance, amount at Dec. 31, 2024	$ 19,236	73,925,861	(72,753,236)	1,191,861
Balance, shares at Mar. 31, 2024	18,873,879
Balance, amount at Mar. 31, 2024	$ 18,874	73,590,016	(64,806,000)	8,802,890
Stock issued for exercise of warrants, amount	332,959
Stock issued for cashless exercise of options, amount	$ 333	(333)	0	0
Share based payments	0	136,778	0	136,778
Net loss	$ 0	0	(6,146,914)	(6,146,914)
Stock issued for cashless exercise of warrants, shares	4,037
Stock issued for cashless exercise of warrants, amount	$ 4	(4)	0	0
Balance, shares at Jun. 30, 2024	19,210,875
Balance, amount at Jun. 30, 2024	$ 19,211	73,726,457	(70,952,914)	2,792,754
Stock issued for exercise of warrants, amount	6,422
Stock issued for cashless exercise of options, amount	$ 6	(6)	0	0
Share based payments	0	133,631	0	133,631
Net loss	$ 0	0	(457,546)	(457,546)
Stock issued for cashless exercise of warrants, shares	13,333
Stock issued for cashless exercise of warrants, amount	$ 13	(13)	0	0
Stock issued for exercise of warrants, shares	5,000
Stock issued for exercise of warrants, amount	$ 5	17,495	0	17,500
Net income				(457,546)
Balance, shares at Sep. 30, 2024	19,235,630
Balance, amount at Sep. 30, 2024	$ 19,235	73,877,564	(71,410,460)	2,486,339
Balance, shares at Dec. 31, 2024	19,235,631
Balance, amount at Dec. 31, 2024	$ 19,236	73,925,861	(72,753,236)	1,191,861
Share based payments	0	60,527	0	60,527
Net loss	$ 0	0	(1,679,220)	(1,679,220)
Stock issued for delivery of RSUs, shares	10,000
Stock issued for delivery of RSUs, amount	$ 10	(10)	0	0
Balance, shares at Mar. 31, 2025	19,245,631
Balance, amount at Mar. 31, 2025	$ 19,246	73,986,378	(74,432,456)	(426,832)
Balance, shares at Dec. 31, 2024	19,235,631
Balance, amount at Dec. 31, 2024	$ 19,236	73,925,861	(72,753,236)	$ 1,191,861
Stock issued for exercise of warrants, amount				200,000
Net income				$ (2,433,124)
Balance, shares at Sep. 30, 2025	19,373,222
Balance, amount at Sep. 30, 2025	$ 19,373	74,025,320	(75,186,360)	(1,141,667)
Balance, shares at Mar. 31, 2025	19,245,631
Balance, amount at Mar. 31, 2025	$ 19,246	73,986,378	(74,432,456)	(426,832)
Stock issued for exercise of warrants, amount	127,591
Stock issued for cashless exercise of options, amount	$ 127	(127)	0	0
Share based payments	0	19,428	0	19,428
Net loss	$ 0	0	(1,541,916)	(1,541,916)
Balance, shares at Jun. 30, 2025	19,373,222
Balance, amount at Jun. 30, 2025	$ 19,373	74,005,679	(75,974,372)	(1,949,320)
Share based payments	0	19,641	0	19,641
Net income	$ 0	0	788,012	788,012
Balance, shares at Sep. 30, 2025	19,373,222
Balance, amount at Sep. 30, 2025	$ 19,373	$ 74,025,320	$ (75,186,360)	$ (1,141,667)